Income tax and social contribution (Details 3) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of The Income Tax And Social Contribution Expense [Abstract]
Net income before taxes		R$ 1,912,539	R$ 1,217,623	R$ 683,504
Statutory rate		34.00%	34.00%	34.00%
Expected income tax and social contribution		R$ (650,263)	R$ (413,992)	R$ (232,391)
Permanent additions (exclusions)
Gifts		(814)	(352)	(375)
R&D and technological innovation benefit—Law 11.196/05	[1]	86,665	58,893	24,987
Taxation of income abroad	[2]	(302)	45,008
Other additions		19,200	3,309	3,069
Income tax and social contribution expense		R$ (545,514)	R$ (307,134)	R$ (204,711)
Effective rate		29.00%	25.00%	30.00%
Income tax and social contribution - current		R$ (24,471)	R$ (180,884)	R$ (214,988)
Income tax and social contribution - deferred		R$ (521,043)	R$ (126,331)	R$ 10,278

[1]	Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the income tax charges, based on the amount invested by PagSeguro Group on specific intangible assets, see Note 12.
[2]	Refers to the benefit based on the local law of the Cayman Islands (specifically, the Companies Law of 1960). There is no taxation on the income earned in the companies based in this jurisdiction. As a result of the local tax regulations, all the exchange variations from dollars to reais which generate income have no tax impacts for PagSeguro Digital.